EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning Balance	$ 49,804,000	$ 11,053,000
Acquisition costs - Note 5		37,618,000
Drilling And Exploration	351,000	1,015,000
Assessments And Taxes	79,000	155,000
Effect Of Movements In Exchange Rates	(99,000)	(30,000)
Option income (Note 9)	(41,000)	(7,000)
Ending Balance	50,094,000	49,804,000
Avino, Mexico [Member]
Statement [Line Items]
Beginning Balance	11,828,000	11,052,000
Acquisition costs - Note 5	0	0
Drilling And Exploration	168,000	719,000
Assessments And Taxes	56,000	94,000
Effect Of Movements In Exchange Rates	10,000	(30,000)
Option income (Note 9)	(41,000)	(7,000)
Ending Balance	12,021,000	11,828,000
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Beginning Balance	1,000	1,000
Acquisition costs - Note 5	0
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option income (Note 9)	0	0
Ending Balance	1,000	1,000
La Preciosa, Mexico [Member]
Statement [Line Items]
Beginning Balance	37,975,000	0
Acquisition costs - Note 5	0	37,618,000
Drilling And Exploration	183,000	296,000
Assessments And Taxes	23,000	61,000
Effect Of Movements In Exchange Rates	(109,000)	0
Option income (Note 9)	0	0
Ending Balance	$ 38,072,000	$ 37,975,000